SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184



                                                              May 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


              AllianceBernstein Variable Products Series Fund, Inc. File Nos. 33-18647 and 811-05398
              -----------------------------------------------------


Dear Sir or Madam:

     On behalf of the AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Fund that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 28, 2009.

     A copy of the Statement of Additional Information for the Portfolios of the Fund will be filed under Rule 497(c) today.


                                                Sincerely,


                                                /s/ Young Seo
                                                -------------------
                                                    Young Seo



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